[LETTERHEAD OF DECHERT LLP]

March 11, 2011

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

Attn:  James O’Connor, Esq.

Re:                               PowerShares Exchange-Traded Fund Trust

Securities Act File No. 333-102228

Post-Effective Amendment No. 233

Investment Company Act File No. 811-21265

Amendment No. 235

Dear Mr. O’Connor:

On behalf of PowerShares Exchange-Traded Fund Trust (the “Trust”) and with respect to PowerShares Fundamental Pure Large Growth Portfolio and PowerShares Fundamental Pure Large Value Portfolio, attached herewith for filing is the above-referenced Post-Effective Amendment No. 233 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on Form N-1A, together with exhibits thereto.  This filing is being made pursuant to Rule 485(a)(2) for the purpose of registering new series of the Trust.  No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Stuart M. Strauss at (212) 698-3529 or Matthew Wolfe at (212) 649-8703.

Very truly yours,

/s/ Stuart M. Strauss
Stuart M. Strauss